Statement of Operations and Comprehensive Loss - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Sep. 30, 2024		Dec. 31, 2023	Sep. 30, 2023
Operating expenses:
Formation, general and administrative expenses	$ (5,984)				$ (393,568)			$ (825,266)
Share-based compensation								(1,938,359)
Research and development					(235,538)			(1,640,753)
Formation and operating costs	(5,984)				(629,106)			(4,404,378)
Total operating expenses	(5,984)				(629,106)			(4,404,378)
Loss from operation	(5,984)				(629,106)			(4,404,378)
Other income:
Other income (loss):					(3,091)			52,040
Investment income					2,831			7,308
Non-operating income					190			262
Total other income					(70)			59,610
Loss before tax expenses	(5,984)				(629,176)			(4,344,768)
Income tax expenses
NET INCOME	(5,984)				(629,176)	[1]		(4,344,768)
Other comprehensive loss
Foreign currency translation adjustments					(55,230)			23,243
Total comprehensive loss	$ (5,984)				$ (684,406)			$ (4,321,525)
Basic net income, ordinary shares	$ (5,984)				$ (45.83)			$ (337.62)
Diluted net income, ordinary shares	$ (5,984)				$ (45.83)			$ (337.62)
Basic weighted average shares outstanding, ordinary shares	1				13,727	[2]		12,869
Diluted weighted average shares outstanding, ordinary shares	1				13,727	[2]		12,869
DT Cloud Acquisition Corporation [Member]
Operating expenses:
Formation and operating costs		$ (288,262)	$ (302,382)	$ (734,291)			$ (87,271)
Total operating expenses		(288,262)	(302,382)	(734,291)			(87,271)
Other income:
Dividend income earned on cash and investment held in Trust Account		740,346	346,250	3,000,071
Interest income		1	7	26
Total other income		740,347	346,257	3,000,097
NET INCOME		$ 452,085	$ 43,875	$ 2,265,806			$ (87,271)
Other comprehensive loss
Basic net income, ordinary shares		$ 0.05	$ 0.01	$ 0.29			$ (0.06)
Diluted net income, ordinary shares		$ 0.05	$ 0.01	$ 0.29			$ (0.06)
Basic weighted average shares outstanding, ordinary shares		2,063,000	1,862,429	2,013,131			1,500,000
Diluted weighted average shares outstanding, ordinary shares		2,063,000	1,862,429	2,013,131			1,500,000
DT Cloud Acquisition Corporation [Member] | Ordinary Shares Subject to Possible Redemption [Member]
Other comprehensive loss
Basic net income, ordinary shares		$ 0.05	$ 0.01	$ 0.29
Diluted net income, ordinary shares		$ 0.05	$ 0.01	$ 0.29
Basic weighted average shares outstanding, ordinary shares		6,754,683	2,805,495	5,881,967
Diluted weighted average shares outstanding, ordinary shares		6,754,683	2,805,495	5,881,967

[1]	There are no effects on total revenue and total net income.
[2]	Additional 892 were shares issued for $2,087,102.